CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent company USD ($)	Dec. 31, 2014 Parent company CNY	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company CNY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Cost of revenues	$ (547,932)	(3,399,697)	(2,524,979)	(1,592,009)	$ (56)	(346)		(66)
Gross loss	132,756	823,697	544,015	317,793	(56)	(346)		(66)
Operating expenses:
Product development	(66,696)	(413,822)	(284,581)	(172,885)			(7)	(37)
Sales and marketing	(165,604)	(1,027,508)	(691,148)	(363,707)	(75)	(463)	(1,023)	(330)
General and administrative	(40,410)	(250,726)	(267,721)	(238,112)	(1,129)	(7,008)	(7,536)	(34,396)
Total operating expenses	(272,710)	(1,692,056)	(1,243,450)	(774,704)	(1,204)	(7,471)	(8,566)	(34,763)
Loss from operations	(136,307)	(845,728)	(673,946)	(446,792)	(1,260)	(7,817)	(8,566)	(34,829)
Interest income	9,885	61,330	29,972	45,478	7,650	47,466	22,010	38,537
Interest expenses			(545)	(3,989)			(545)	(3,534)
Equity in losses of subsidiaries					(140,750)	(873,299)	(628,302)	(405,152)
Other income (loss), net	(74)	(461)	45,084	(904)	(624)	(3,876)	15,295	2,187
Loss before income taxes	(126,631)	(785,699)	(599,435)	(406,207)	(134,984)	(837,526)	(600,108)	(402,791)
Income tax expense	(8,353)	(51,827)	(673)	3,416
Net loss	(134,984)	(837,526)	(600,108)	(402,791)	(134,984)	(837,526)	(600,108)	(402,791)
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment	(4,487)	(27,842)	(83,171)	(6,762)	(4,487)	(27,842)	(83,171)	(6,762)
Comprehensive loss attributable to ordinary shareholders	$ (139,471)	(865,368)	(683,279)	(409,553)	$ (139,471)	(865,368)	(683,279)	(409,553)